Financial Instruments - Schedule of Derivative Assets and Liabilities (Details) - Derivative hedging instruments - Currency risk - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	¥ (4,799)	¥ (11,315)
Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	31	11,326
United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	(341)	(8,181)
United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets		4,894
United States Dollar | Currency swap, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities		8,686
Hedging instrument, assets	41,044
Contract amount | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	975,368	243,870
Contract amount | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	1,056,070	244,041
Contract amount | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	179,942	445,285
Contract amount | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount		360,656
Contract amount | United States Dollar | Currency swap, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	717,114	717,114
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount		0
Contract amount to be settled in more than one year | United States Dollar | Currency swap, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 717,114	¥ 717,114